Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
General and administrative expenses	$ 450,375	$ 278,380	$ 452,844	$ 1,372,947	$ 1,030,966	$ 1,305,836
Franchise tax expenses	50,000	49,863	140,274	150,000	147,995	205,992
Loss from operations	(575,375)	(328,243)	(593,118)	(1,747,947)	(1,178,961)	(1,511,828)
Other income (expense):
Change in fair value of derivative liabilities	7,245	1,790,500	2,237,915	(588,915)	8,726,170	10,711,300
Offering costs associated with derivative warrant liabilities			(667,601)
Gain from expiration of over-allotment option			29,522
Change in fair value of Forward Purchase Agreement Liability	8,035			86,369
Gain on investments held in Trust Account	384,239	1,170,566	(12,071)	2,898,987	1,299,387	3,332,546
Gain on forgiveness of deferred underwriting fee payable				273,110
Total other income, net	399,519	2,961,066	1,587,765	2,669,551	10,025,557	14,043,846
(Loss) income before income tax expense	(175,856)	2,632,823	994,647	921,604	8,846,596	12,532,018
Income tax expense	(51,725)	(241,792)		(637,175)	(241,792)	(624,584)
Net (loss) income	$ (227,581)	$ 2,391,031	$ 994,647	$ 284,429	$ 8,604,804	$ 11,907,434
Class A Redeemable Common Stock
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	2,366,608	24,000,000		7,637,976	24,000,000
Basic net (loss) income per common share (in Dollars per share)	$ (0.03)	$ 0.08		$ 0.02	$ 0.29
Class A Non-Redeemable Common Stock
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	5,100,000			3,605,495
Basic net (loss) income per common share (in Dollars per share)	$ (0.03)			$ 0.02
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic (in Shares)	900,000	6,000,000	6,000,000	2,400,000	6,000,000	6,000,000
Basic net (loss) income per common share (in Dollars per share)	$ (0.03)	$ 0.08	$ 0.06	$ 0.02	$ 0.29	$ 0.4
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, basic (in Shares)			10,875,000			24,000,000
Basic net (loss) income per common share (in Dollars per share)			$ 0.06			$ 0.4
Related Party
General and administrative expenses – related party	$ 75,000			$ 225,000